CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, Current [Abstract]
Cash, cash equivalents and restricted cash	$ 13,158	$ 8,927	$ 5,448	$ 7,378	$ 10,446	$ 9,183
Accounts receivable, net of allowances of $244 at September 30, 2021 and $145 at December 31, 2020	9,329	12,670		19,763
Due from related party (Note 12)	162	73		2,712
Content library	24,935	26,074		61,902
Income tax receivable	10,222	10,498		7,433
Prepaid expenses and other current assets	9,446	6,949		10,204
Total current assets	67,252	65,191		109,392
Property and equipment, net (Note 3)	45,211	63,089		109,883
Goodwill, net (Note 4)	147,523	147,523		147,523	147,523
Intangible assets, net (Note 4)	142,063	195,635		267,063
Other long-term assets	723	1,653		3,198
Total Assets	402,772	473,091		637,059
Liabilities, Current [Abstract]
Trade payables	31,161	26,719		82,065
Due to related parties, net	357	449		1,477
Accrued and other current liabilities (Note 5)	60,062	75,954		85,889
Current portion of long-term debt and other current liabilities (Note 6)				63,750
Total current liabilities	91,580	103,122		233,181
Long-term debt, net (Note 6)	361,890	307,474		244,788
Other long-term liabilities	13,944	19,862		21,584
Deferred income taxes, net	10,197	41,171		66,595
Total Liabilities	477,611	471,629		566,148
Commitments and contingencies (Note 10)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value; 60,000,000 shares authorized as of September 30, 2021 and December 31, 2020; 31,274,065 and 27,962,554 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	3	3		3
Additional paid-in-capital	239,722	223,085		223,084
Accumulated deficit	(314,564)	(221,626)		(152,176)
Total Stockholders' Equity (Deficit)	(74,839)	1,462	$ 31,807	70,911	$ 78,619	$ 134,427
Total Liabilities and Stockholders' Equity (Deficit)	$ 402,772	$ 473,091		$ 637,059